Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

November 21, 2017

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C.  20549
Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037 Boston Common International Fund (S000030907) Boston Common U.S. Equity Fund (S000030908)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 723 to the Trust’s Registration Statement for the purpose of updating the names and investment policies of two series of the Trust: the Boston Common International Fund and the Boston Common U.S. Equity Fund.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective on January 30, 2018.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.
Sincerely,
/s/ Elaine E. Richards
Elaine E. Richards, Esq.
President and Secretary of the Trust